CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2023	2022
Cash	$934,224	$1,179,491
Cash equivalents	376,491	633,238

Total cash and cash equivalents	1,310,715	1,812,729
Current portion of restricted cash (1)	27	50,992
Non-current portion of restricted cash (2)	125,094	124,736

Total cash, cash equivalents and restricted cash	$1,435,836	$1,988,457

(1)	As of December 31, 2023 and 2022, the current portion of restricted cash included bank time deposits of nil and $50,971, respectively.
On September 20, 2022, Melco Resorts Macau provided a bank guarantee in an amount of
Macau Patacas (“MOP”)
820,000 (equivalent to $101,942) to the Macau government to guarantee the satisfaction of any labor liabilities upon expiry of the previous gaming
subconcession. As stipulated in the bank guarantee contract, MOP410,000 (equivalent to $50,971) was required to be held in a cash deposit account as collateral to secure the bank guarantee. In January 2023, such bank guarantee and the cash deposited in the collateral bank account were released. The cash of MOP410,000 (equivalent to $50,971) deposited in the collateral account was included in the current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.

(2)	As of December 31, 2023 and 2022, the non-current portion of restricted cash included bank time deposits of $124,556 and $124,592, respectively.
On December 9, 2022, as required by the Concession, Melco Resorts Macau provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, the amount of
MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration
or
termination of the Concession. As of December 31, 2023 and 2022, the cash of Hong Kong dollars (“HK$”) 970,874 (equivalent to MOP1,000,000) held in the collateral bank account was translated to $124,284 and $124,319
, respectively,

and included in the
non-current
portion of restricted cash in the accompanying consolidated balance sheets
.